Document and Entity Information	0 Months Ended
Nov. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2014
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Mar. 17, 2015
Document Effective Date	Mar. 17, 2015
Prospectus Date	Mar. 17, 2015
Diamond Hill Valuation-Weighted 500 ETF | Diamond Hill Valuation-Weighted 500 ETF
Risk/Return:
Trading Symbol	DHVW